Share Capital - Deferred Share Unit Plan, Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share-based compensation	$ 7,848	$ 9,064
Deferred share unit plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair value of liability	2,000
Fair value of liability		1,300
Share-based compensation	$ 734	$ 1,300
Deferred share unit plan | Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares issued | shares	51,855	79,230